Long-Term Equity Investments (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Long-Term Equity Investments

	December 31	December 31
(in thousands)	2021	2020

Common shares held	$ 59,941	$196,241

Warrants held	1,536	3,637

Total long-term equity investments	$ 61,477	$199,878
Common Shares Held

	Year Ended December 31, 2021

(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Dec 31, 2020	Cost of Additions	Proceeds of Disposition 1	Fair Value Adjustment Gains (Losses) 2	Fair Value at Dec 31, 2021	Realized Gain on Disposal

Bear Creek	13,264	10.67%	$32,609	$-	$-	$(19,845)	$12,764	$ -

Sabina	11,700	2.82%	30,233	-	-	(16,852)	13,381	-

First Majestic	-	0.00%	95,984	-	(112,188)	16,204	-	60,530

Other			37,415	7,453	(17,565)	6,493	33,796	13,048

Total			$196,241	$7,453	$(129,753)	$(14,000)	$59,941	$ 73,578

1)	Disposals during 2021 were made in order to capitalize on the share appreciation resulting from the strong commodity price environment.
2)	Fair Value Gains (Losses) are reflected as a component of OCI.

	Year Ended December 31, 2020

(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Dec 31, 2019	Cost of Additions 1	Proceeds of Disposition 2	Fair Value Adjustment Gains (Losses) 3	Fair Value at Dec 31, 2020	Realized Gain on Disposal

Bear Creek	13,264	11.80%	$27,983	$-	$-	$4,626	$32,609	$ -

Sabina	11,700	3.59%	17,296	-	-	12,937	30,233	-

First Majestic	7,155	3.23%	248,137	-	(151,113)	(1,040)	95,984	56,644

Other			16,341	23,570	(11,829)	9,333	37,415	4,170

Total			$309,757	$23,570	$(162,942)	$25,856	$196,241	$ 60,814

1)	Includes 4,467,317 common shares of Gold X received upon the conversion of the Gold X Convertible Note see Note 14 for more information.
2)	Disposals of shares classified as Other were initiated as the holdings were no longer considered to have strategic value.
3)	Fair Value Gains (Losses) are reflected as a component of OCI.